Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Revenue
Interest	$ 61,777	$ 28,211	$ 35,160
Expenses
Corporate and administrative	2,724,759	2,877,792	3,221,418
Impairment loss on exploration and evaluation assets	0	178,118	223,938
General exploration	17,269	23,677	37,987
Depreciation	18,538	35,656	38,282
Share based compensation	149,286	183,108	345,435
Foreign exchange (gain) loss	2,705	5,137	(9,274)
Financing transaction costs	634,912	601,335	10,598
Increase in fair value of convertible redeemable preferred shares	535,500	131,250	0
Increase (Decrease) in fair value of derivative liabilities	(562,216)	(333,073)	122,561
Total Expenses	3,520,753	3,703,000	3,990,945
Net Loss before Income Taxes	(3,458,976)	(3,674,789)	(3,955,785)
Deferred Income Tax Recoveries	218,232	317,468	416,140
Net Loss and Total Comprehensive Loss for the year	$ (3,240,744)	$ (3,357,321)	$ (3,539,645)
Loss per Share - Basic and Diluted	$ (0.015)	$ (0.018)	$ (0.021)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	215,152,381	187,869,637	167,184,272